Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 6,443,748	¥ 5,521,617
Liabilities	6,966,336	4,949,433
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,615,938,636	1,060,475,893
Assets	5,800,033	4,928,506
Liabilities	5,394,678	4,452,557
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,429,411,628	897,101,881
Assets	3,016,258	2,701,146
Liabilities	3,189,943	2,395,741
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	150,781,509	28,832,868
Assets	118,492	14,800
Liabilities	119,133	14,662
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	450,609,244	186,425,271
Assets	493,433	30,995
Liabilities	99,058	6,915
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,650,288	110,252,456
Assets	1,447	256
Liabilities	84	3
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	659,925,813	466,717,825
Assets	2,062,478	2,485,621
Liabilities	2,096,930	2,189,767
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	155,444,774	104,873,461
Assets	340,408	169,474
Liabilities	874,738	184,394
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	180,733,207	157,543,495
Assets	2,637,955	2,129,604
Liabilities	2,000,625	1,935,117
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,759	8,068
Assets	101	104
Liabilities	204	10
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	84,081,833	75,327,505
Assets	1,259,714	1,081,492
Liabilities	1,132,187	863,744
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	86,177,897	76,385,589
Assets	1,258,400	955,783
Liabilities	727,106	973,057
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,462,718	5,822,333
Assets	119,740	92,225
Liabilities	141,128	98,306
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,801,005	2,825,220
Assets	102,313	65,887
Liabilities	157,086	87,783
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,231,058	1,613,308
Assets	39,764	14,269
Liabilities	62,024	9,969
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,252,615	950,758
Assets	35,056	34,014
Liabilities	82,997	69,039
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		3,574
Assets		155
Liabilities		63
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	56,448	91,648
Assets	542	1,593
Liabilities	4,859	3,124
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	260,884	165,932
Assets	26,951	15,856
Liabilities	7,206	5,588
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	153,247	109,665
Assets	21,540	7,310
Liabilities	19,544	5,371
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,186	30,917
Assets	1,413	1,043
Liabilities	202	510
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	138,270	76,264
Assets	20,033	6,201
Liabilities	18,815	4,346
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,791	2,484
Assets	94	66
Liabilities	527	515
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,839,549	2,895,632
Assets	21,967	24,559
Liabilities	27,480	28,545
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	70,769,944	69,375,104
Assets	643,715	593,111
Liabilities	1,571,658	496,876
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	56,750,246	56,201,172
Assets	577,685	396,135
Liabilities	582,721	254,218
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	774,857	11,629,291
Assets	321	1,494
Liabilities	2	588
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	55,805,239	44,417,994
Assets	577,364	383,371
Liabilities	579,505	253,630
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	170,150	153,887
Assets		11,270
Liabilities	3,214
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	13,999,978	13,119,180
Assets	66,030	196,261
Liabilities	986,906	239,943
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,836,806	2,003,070
Assets	29,947	5,605
Liabilities	267,923	91,422
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,163,172	11,116,110
Assets	36,083	190,656
Liabilities	718,983	148,521
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	19,720	54,752
Assets		715
Liabilities	2,031	2,715
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	19,720	54,752
Assets		715
Liabilities	¥ 2,031	¥ 2,715